Long-term debt - Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease (Detail) - USD ($) $ in Thousands	Mar. 28, 2015	Mar. 29, 2014
Debt Disclosure [Abstract]
2016	$ 4,745
2017	5,123
2018	2,517
2019	35,171
2020	1,684
Thereafter	7,544
Long-term debt and Capital lease obligations	$ 56,784	$ 54,750